Employees - Summary of Movements in (Deficit)/Surplus (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Current service cost	€ (220)	€ (245)	€ (226)
Special termination benefits	(16)	(4)	(6)
Past service costs including (losses)/gains on curtailments	(41)	23	32
Settlements		4	(2)
Actual return on plan assets (excluding amounts in net finance income/charge)	(1,108)	1,475	1,877
Interest income	(551)
Actuarial gain/(loss) arising from changes in demographic assumptions	42	222	(217)
Actuarial gain/(loss) arising from changes in financial assumptions	611	(210)	(2,963)
Actuarial gain/(loss) arising from experience adjustments	18	133	82
Assets net of liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning balance	(561)	(3,173)
Current service cost	(220)	(245)
Employee contributions	17	18
Special termination benefits	(16)	(4)
Past service costs including (losses)/gains on curtailments	(41)	23
Settlements		4
Actual return on plan assets (excluding amounts in net finance income/charge)	(1,108)	1,475
Interest cost	(576)	(636)
Interest income	551	540
Actuarial gain/(loss) arising from changes in demographic assumptions	42	222
Actuarial gain/(loss) arising from changes in financial assumptions	611	(210)
Actuarial gain/(loss) arising from experience adjustments	18	133
Employer contributions	383	1,105
Benefit payments	0	0
Currency retranslation	26	180
Others		7
Ending balance	(874)	(561)	(3,173)
Assets net of liabilities [member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	783	(1,018)
Current service cost	(109)	(114)
Past service costs including (losses)/gains on curtailments	(46)	5
Actual return on plan assets (excluding amounts in net finance income/charge)	(459)	863
Interest cost	(254)	(286)
Interest income	274	270
Actuarial gain/(loss) arising from changes in demographic assumptions		312
Actuarial gain/(loss) arising from changes in financial assumptions	351	(189)
Actuarial gain/(loss) arising from experience adjustments	(45)	144
Employer contributions	95	778
Benefit payments	0	0
Currency retranslation		18
Ending balance	590	783	(1,018)
Assets net of liabilities [member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	444	239
Current service cost	(4)	(6)
Employee contributions		1
Past service costs including (losses)/gains on curtailments	8	12
Actual return on plan assets (excluding amounts in net finance income/charge)	(303)	275
Interest cost	(87)	(86)
Interest income	95	91
Actuarial gain/(loss) arising from changes in demographic assumptions	53	(96)
Actuarial gain/(loss) arising from changes in financial assumptions	84
Actuarial gain/(loss) arising from experience adjustments	37	(37)
Employer contributions	14	43
Benefit payments	0	0
Others	(9)	8
Ending balance	332	444	239
Assets net of liabilities [member] | All other countries [member]
Disclosure of defined benefit plans [line items]
Beginning balance	(1,788)	(2,394)
Current service cost	(107)	(125)
Employee contributions	17	17
Special termination benefits	(16)	(4)
Past service costs including (losses)/gains on curtailments	(3)	6
Settlements		4
Actual return on plan assets (excluding amounts in net finance income/charge)	(346)	337
Interest cost	(235)	(264)
Interest income	182	179
Actuarial gain/(loss) arising from changes in demographic assumptions	(11)	6
Actuarial gain/(loss) arising from changes in financial assumptions	176	(21)
Actuarial gain/(loss) arising from experience adjustments	26	26
Employer contributions	274	284
Benefit payments	0	0
Currency retranslation	26	162
Others	9	(1)
Ending balance	€ (1,796)	€ (1,788)	€ (2,394)